Leases (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Leases [Line Items]
Initial term	12 months
Incremental borrowing rate	4.18%	4.19%			5.00%		3.95%
Incremental borrowing rate			7.25%
Total operating lease expenses (in Dollars)	$ 1,216,546	$ 1,546,606
Minimum [Member]
Leases [Line Items]
Operating lease terms	1 year
Incremental borrowing rate						3.75%
Maximum [Member]
Leases [Line Items]
Operating lease terms	15 years
Incremental borrowing rate				8.00%